Income taxes	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Income taxes
25. Income taxes
The domestic and foreign source component of profit/(loss) before income taxes is as follows:

	Year ended March 31,
	2023	2022	2021
Domestic	$(13,001)	$(11,150)	$(8,176)
Foreign	177,510	175,690	140,867

Profit before income taxes	$164,509	$164,540	$132,691

The Company’s income tax expense consists of the following:

	Year ended March 31,
	2023	2022	2021
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	36,245	37,579	31,326

	36,245	37,579	31,326

Deferred taxes
Domestic taxes	—	—	—
Foreign taxes	(9,044)	(5,140)	(1,252)

	(9,044)	(5,140)	(1,252)

Income tax expense	$27,201	$32,439	$30,074

Domestic taxes are Nil as the corporate rate of tax applicable to companies in Jersey, Channel Islands is 0%. Foreign taxes are based on applicable tax rates in each subsidiary’s jurisdiction.
From fiscal 2012 until the year ended March 31, 2023, the Company started operations in various delivery centers in Mumbai, Pune, Chennai, Gurgaon, Noida, India registered under the Special Economic Zone scheme. Some of these operations are eligible for a 100% income tax exemption for a period of five years from the date of commencement of operations expiring between fiscal 2022 and fiscal 2024. Following the expiry of the 100% income tax exemption, these operations are eligible for a 50% income tax exemption expiring between fiscal 2026 and fiscal 2034. The Company’s operations in Costa Rica are eligible for a 50% income tax exemption from fiscal 2018 to fiscal 2021. Between fiscal 2016 and fiscal 2022, the Company commenced operations in delivery centers in the Philippines that are eligible for various tax exemption benefits expiring between fiscal 2020 and fiscal 2026. Following the expiry of the tax benefits, income generated by our Philippines subsidiary, WNS Global Services Philippines Inc., will be taxed at the prevailing special tax rate, which is currently 5.0% on gross profit. As per The Corporate Recovery and Tax Incentives for Enterprises Act (“CREATE”) which is effective from April, 2021, enterprises will be taxed at 5% on gross profit for a fixed period of 10 years. Our operations in Sri Lanka were eligible to claim income tax exemption with respect to the profits earned from export revenue until fiscal 2018 and have been taxed at 14% on a net basis with effect from April 1, 2018 until December 31, 2019. From January 1, 2020, our operations in Sri Lanka are eligible to claim income tax exemption with respect to the profits earned from export revenue.
If the income tax exemptions described above were not available, the additional income tax expense at the respective statutory rates in India, Sri Lanka and Philippines would have been approximately $20,735, $20,885 and $11,102 for the years ended March 31, 2023, 2022 and 2021, respectively. Such additional tax would have decreased the basic and diluted earnings per share for the year ended March 31, 2023 by $0.43 and $0.41, respectively ($0.43 and $0.41, respectively, for the year ended March 31, 2022 and $0.22 and $0.21, respectively for the year ended March 31, 2021).

Income taxes recognized directly in equity are as follows:

	Year ended March 31,
	2023	2022	2021
Current taxes:
Excess tax deductions related to share-based payments	(798)	(1,062)	(729)

	$(798)	$(1,062)	$(729)

Deferred taxes:
Excess tax deductions related to share-based payments	(1,909)	(877)	(1,640)

	$(1,909)	$(877)	$(1,640)

Total income tax recognized directly in equity	$(2,707)	$(1,939)	$(2,369)

Income taxes recognized in other comprehensive income are as follows:

	Year ended March 31,
	2023	2022	2021
Current taxes	—	—	—
Deferred taxes:
Unrealized gain/(loss) on cash flow hedging derivatives	(4,344)	2,698	1,089
Pension liability	67	148	(248)

Total income tax recognized directly in other comprehensive income	$(4,277)	$2,846	$841

The reconciliation of estimated income tax to income tax expense:

	Year ended March 31,
	2023	2022	2021
Profit before income taxes	$164,509	$164,540	$132,691
Income tax expense at tax rates applicable to individual entities	51,524	50,954	41,268
Effect of:
Items not deductible for tax	1,412	358	401
Exempt income	(20,092)	(20,557)	(11,340)
Losses in respect of which deferred tax asset not recognized due to uncertainty and ineligibility to carry forward	279	2,183	106
Recognition of unutilized tax benefits / Unrecognized losses utilized	(1,745)	(56)	(472)
Temporary difference that will reverse during tax holiday period	—	2,828	1,139
Change in tax rate and law	(841)	(160)	1,228
State taxes	395	345	458
Employment related tax incentive	(2,239)	(2,123)	(1,734)
Others, net	(1,492)	(1,333)	(980)

Income tax expense	$27,201	$32,439	$30,074

Deferred taxes for the year ended March 31, 2023 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance

Deferred tax assets:
Property and equipment	$6,527	$223	$(95)	$—	$—	$(667)	$5,988
Net operating loss carry forward	932	602	(760)	—	—	(93)	681
Accruals deductible on actual payment	12,002	1,419	(144)	—	(67)	(1,016)	12,194
Share-based compensation expense	24,930	—	6,756	1,909	—	(1,315)	32,280
Others	754	82	(355)	—	—	(55)	426

Total deferred tax assets	$45,145	$2,326	$5,402	$1,909	$(67)	$(3,146)	$51,569

Deferred tax liabilities:
Intangible assets	11,983	31,688	(2,713)	—	—	(480)	40,478
Unrealized gain/(loss) on cash flow hedging and investments	3,854	—	(146)	—	(4,344)	(374)	(1,010)
Others	3,833	—	(784)	—	—	(297)	2,752

Total deferred tax liabilities	$19,670	$31,688	$(3,643)	$—	$(4,344)	$(1,151)	$42,220

Net deferred tax assets/(liabilities)	$25,475	$(29,362)	$9,045	$1,909	$4,277	$(1,995)	$9,349

Deferred taxes for the year ended March 31, 2022 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance
Deferred tax assets:
Property and equipment	$6,188	$237	$254	$—	$—	$(152)	$6,527
Net operating loss carry forward	1,249	—	(294)	—	—	(23)	932
Accruals deductible on actual payment	10,549	153	1,743	—	(148)	(295)	12,002
Share-based compensation expense	21,036	—	3,678	877	—	(661)	24,930
Others	799	—	(33)	—	—	(12)	754

Total deferred tax assets	$39,821	$390	$5,348	$877	$(148)	$(1,143)	$45,145

Deferred tax liabilities:
Intangible assets	11,967	1	32	—	—	(17)	11,983
Unrealized gain/(loss) on cash flow hedging and investments	1,387	—	(117)	—	2,698	(114)	3,854
Others	3,674	—	293	—	—	(134)	3,833

Total deferred tax liabilities	$17,028	$1	$208	$—	$2,698	$(265)	$19,670

Net deferred tax assets/(liabilities)	$22,793	$389	$5,140	$877	$(2,846)	$(878)	$25,475

Deferred taxes for the year ended March 31, 2021 arising from temporary differences and unused tax losses can be summarized below:

	Opening Balance	Additions due to acquisition	Recognized in statement of income	Recognized in equity	Recognized in/ Reclassified from other comprehensive income	Foreign currency translation	Closing balance

Deferred tax assets:
Property and equipment	$5,592	$—	$40	$—	$—	$556	$6,188
Net operating loss carry forward	779	—	417	—	—	53	1,249
Accruals deductible on actual payment	9,825	—	(120)	—	248	596	10,549
Share-based compensation expense	16,101	—	1,861	1,640	—	1,434	21,036
Minimum alternate tax	629	—	(654)	—	—	25	—
Others	130	—	610	—	—	59	799

Total deferred tax assets	$33,056	$—	$2,154	$1,640	$248	$2,723	$39,821

Deferred tax liabilities:
Intangible assets	11,437		312	—	—	218	11,967
Unrealized gain/(loss) on cash flow hedging and investments	352	—	(52)	—	1,089	(2)	1,387
Others	2,380	—	642	—	—	652	3,674

Total deferred tax liabilities	$14,169	$—	$902	$—	$1,089	$868	$17,028

Net deferred tax assets/(liabilities)	$18,887	$—	$1,252	$1,640	$(841)	$1,855	$22,793

Deferred tax presented in the consolidated statement of financial position is as follows:

	As at
	March 31, 2023	March 31, 2022
Deferred tax assets	46,675	34,765
Deferred tax liabilities	(37,326)	(9,290)

Net deferred tax assets	$9,349	$25,475

There are unused tax losses amounting to $11,657
as at March 31, 2023 (March 31, 2022: $18,709) for which no deferred tax asset has been recognized as these losses relate to a tax jurisdiction where the group entity has had past losses and there is no conclusive evidence to support the view that sufficient taxable profit will be generated by such group entity in the future to offset such losses. The expiry dates of the tax benefit for these losses depend on the local tax laws of the jurisdiction and, if not utilized, would expire on various dates starting from financial year 2024 to 2033. However, in the US, Germany, New Zealand, the Netherlands, Portugal and UK there is no expiry period for the unused tax losses.
Deferred income tax liabilities on earnings of the Company’s subsidiaries have not been provided as such earnings are deemed to be permanently reinvested in the business and the Company is able to control the timing of the reversals of temporary differences associated with these investments. Accordingly, temporary difference on which deferred tax liability has not been recognized amounts to $1,148,274, $984,475 and $840,607 as at March 31, 2023, 2022 and 2021, respectively.

From time to time, the Company receives orders of assessment from the Indian tax authorities assessing additional taxable income on the Company and/or its subsidiaries in connection with their review of their tax returns. The Company currently has orders of assessment outstanding for various years through fiscal 2018, which assess additional taxable income that could in the aggregate give rise to an estimated $6,902 (March 31, 2022: $24,718) in additional taxes, including interest of $1,863 (March 31, 2022: $6,214). These orders of assessment allege that the transfer prices the Company applied to certain of the international transactions between WNS Global and its other wholly-owned subsidiaries were not on arm’s length terms, disallow a tax holiday benefit claimed by the Company, deny the set off of brought forward business losses and unabsorbed depreciation and disallow certain expenses claimed as tax deductible by WNS Global. The Company has appealed against these orders of assessment before higher appellate authorities.
In addition, the Company has orders of assessment pertaining to similar issues that have been decided in favor of the Company by appellate authorities, vacating the tax demands of $79,797 (March 31, 2022: $71,712) in additional taxes, including interest of $28,638 (March 31, 2022: $25,481). The income tax authorities have filed or may file appeals against these orders at higher appellate authorities.
Uncertain tax positions are reflected at the amount likely to be paid to the taxation authorities. A liability is recognized in connection with each item that is not probable of being sustained on examination by taxing authority. The liability is measured using single best estimate of the most likely outcome for each position taken in the tax return. Thus, the provision would be the aggregate liability in connection with all uncertain tax positions. As at March 31, 2023, the Company had provided a tax reserve of $
9,942 (March 31, 2022: $10,216) primarily on account of the Indian tax authorities’ denying the set off of brought forward business losses and unabsorbed depreciation.
As at March 31, 2023, corporate tax returns for years ended March 31, 2020 and onward remain subject to examination by tax authorities in India.
Based on the facts of these cases, the nature of the tax authorities’ disallowances and the orders from appellate authorities deciding similar issues in favor of the Company in respect of assessment orders for earlier fiscal years and after consultation with the Company’s external tax advisors, the Company believes these orders are unlikely to be sustained at the higher appellate authorities. The Company has deposited $11,022 (March 31, 2022: $11,849) of the disputed amounts with the tax authorities and may be required to deposit the remaining portion of the disputed amounts with the tax authorities pending final resolution of the respective matters.
In addition, the Company currently has orders of assessment outstanding for various years from newly acquired entities pertaining to the pre-acquisition period, which assess additional taxable income that could in the aggregate give rise to an estimated $
769 in additional taxes, including interest of $379.
These orders of assessment allege that the tax holiday benefit claimed by the newly acquired entities should be disallowed. The newly acquired entities have appealed against these orders of assessment before higher appellate authorities.
Others
From time to time, the Company receives orders of assessment from the VAT, service tax and GST authorities, demanding payment of $1,942 towards VAT, service tax and GST for the period April 1, 2014 to March 31, 2019. The tax authorities have rejected input tax credit on certain types of input services. Based on consultations with the Company’s tax advisors, the Company believes these orders of assessments will more likely than not be vacated by the higher appellate authorities and the Company intends to dispute the orders of assessment.